Discontinued Operations (Narrative) (Details)		1 Months Ended		3 Months Ended			12 Months Ended
	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2015 USD ($) school	Dec. 31, 2015 USD ($) employee shares	Jun. 30, 2015 USD ($) employee shares	Sep. 30, 2014 school	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares forfeited due to modification | shares							2,600
Net assets divested	$ 406,500,000
Net assets divested, net of cash	312,300,000
Pre-tax gain (loss) on sale and/or disposition									$ (732,000)
Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
GHC dividend received from Cable ONE		$ 450,000,000
Cable ONE, unsecured notes		450,000,000			$ 450,000,000
Net Cash Provided by Operating Activities									109,800,000
Net Cash Used in Investing Activities									(74,400,000)
Cable Spin-Off [Member] | Cable [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cable ONE, unsecured notes		$ 550,000,000			$ 550,000,000
Pension Plan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Curtailment gain							$ 0	$ 0	3,267,000
Pension Plan [Member] | Discontinued Operations [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Curtailment gain									2,200,000
July 2015 through December 2018 [Member] | Restricted Stock [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification	3,000,000
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets divested	406,453,000
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off Costs									$ 7,400,000
Kaplan International [Member] | Kaplan China [Member] | Education [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of schools sold | school			1			3
Pre-tax gain (loss) on sale and/or disposition			$ (700,000)
Common Class B [Member] | Employee Stock Option [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification	23,500,000
Common Class B [Member] | Restricted Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares modified | shares				9,800
Number of employees affected by modification | employee				1
Number of share awards with accelerated vesting | shares				9,412
Number of shares forfeited due to modification | shares				388
Common Class B [Member] | Restricted Stock [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares modified | shares					10,830
Number of share awards with accelerated vesting | shares					6,324
Number of shares forfeited due to modification | shares					4,506
Common Class B [Member] | Restricted Stock [Member] | Cable Spin-Off [Member] | Cable [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of employees affected by modification | employee					21
Common Class B [Member] | Restricted Stock [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification				$ 6,000,000
Common Class B [Member] | Restricted Stock [Member] | Discontinued Operations [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification					$ 3,700,000
Common Class B [Member] | Q3 2015 [Member] | Employee Stock Option [Member] | Cable Spin-Off [Member] | Corporate office [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification	18,800,000
Common Class B [Member] | July 2015 through December 2018 [Member] | Employee Stock Option [Member] | Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental stock compensation from modification	$ 4,700,000